Investment Strategy - iShares MSCI Russia ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund formerly sought to track the results of the MSCI Russia 25/50 Index (the “Underlying Index”). The Underlying Index was discontinued by the index provider, MSCI, Inc. (“MSCI” or the “Former Index Provider”) on June 1, 2022. The Fund is currently prevented by Russian law and U.S. economic sanctions from selling its portfolio securities and from repatriating the proceeds of any such sale in U.S. dollars. On June 15, 2022, the Board of Directors of the Company (the “Board”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the SEC. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of the redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining Fund shareholders.
On August 17, 2022, an initial liquidation distribution was sent to shareholders. The Fund is currently operating pursuant to a plan of liquidation filed with the SEC, which provides that, pending liquidating distributions, the Fund will invest proceeds of cash dispositions of portfolio securities solely in U.S. government securities, money market funds that are registered under the Investment Company Act of 1940 (“1940 Act”) and comply with the requirements of Rule 2a-7 under the 1940 Act, cash equivalents, securities eligible for purchase by a registered money market fund meeting the requirements of Rule 2a-7 under the 1940 Act with legal maturities not in excess of 90 days and, if determined to be necessary to protect the value of a portfolio position in a rights offering or other dilutive transaction, additional securities of the affected issuer.
Furthermore, because the Fund has been delisted by NYSE Arca in connection with the liquidation of the Fund, the Fund is no longer an exchange-traded fund and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.
Industry Concentration Policy. The Fund's stated industry concentration policy is that the Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. However, due to the discontinuation of the Underlying Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund's stated industry concentration policy is that the Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. However, due to the discontinuation of the Underlying Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.